Supplement dated December 23, 3014 to the Wilmington Funds Prospectus dated August 31, 2014, as revised December 1, 2014 (the “Prospectus”)

Effective December 23, 3014, the information in the Prospectus with respect to the Wilmington Multi-Manager Real Assets Fund will be amended, supplemented or replaced as follows:

Removal of Portfolio Manager

Effective at the close of business on December 23, 2014, Rahul M. Seksaria of Pacific Investment Management Company, LLC will cease to be a portfolio manager of the Wilmington Multi-Manager Real Asset Fund. Accordingly, as of December 23, 2014, all references to Rahul M. Seksaria in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated December 23, 2014, to the Wilmington Funds Statement of Additional Information dated August 31, 2014, as revised December 1, 2014 (the “SAI”)

Wilmington Multi-Manager Real Asset Fund (the “Fund”)

Effective at the close of business on December 23, 2014, Rahul M. Seksaria of Pacific Investment Management Company, LLC will cease to be a portfolio manager of the Fund. Accordingly, as of December 23, 2014, all references to Rahul M. Seksaria in the SAI are hereby deleted.

Please keep this Supplement for future reference.